CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for doubtful accounts	$ 3,236	$ 0	$ 0
Convertible notes payable current, debt discount	$ 0	$ 198,644	$ 178,775
Preferred Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	100,000,000	100,000,000	100,000,000
Common Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	800,000,000	800,000,000	800,000,000
Common Stock, shares issued	322,775,473	251,319,547	214,967,503
Common Stock, shares outstanding	322,775,473	251,319,547	214,967,503
Series B 10% Cumulative Convertible Preferred Stock [Member]
Preferred Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	200,000	200,000	200,000
Preferred Stock, shares issued	84,283.99	79,336.54	72,073.26
Preferred Stock, shares outstanding	84,283.99	79,336.54	72,073.26
Series A 10% Cumulative Convertible Preferred Stock [Member]
Preferred Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	12,000,000	12,000,000	12,000,000
Preferred Stock, shares issued	1,894,969	1,759,666	1,594,164
Preferred Stock, shares outstanding	1,894,969	1,759,666	1,594,164